CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash	$ 17,269	$ 33	$ 2
Prepaid Expenses	204	204	30,204
Total Current Assets	17,473	237	30,206
Long-term Assets
Right of use lease asset	61,208	0
Intangible Assets, net	2,025,251	0	171,076
Fixed assets, net	45,690	0
Goodwill	12,734,680	0
Deferred offering costs	1,440,614	0
Total Non-current Assets	16,307,443	0	171,076
Total Assets	16,324,916	237	201,282
Current Liabilities
Accounts Payable	570,408	189,291	145,077
Convertible notes, net of unamortized discount	369,119	55,000	55,000
Interest Payable	15,445	14,004	4,303
Payroll Payable		0	50,488
Lease liability, current portion	61,208	0
Due to related party	57,513	29,931	23,374
Derivative financial instruments	271,219	0
Total Current Liabilities	1,344,912	288,226	278,242
Stockholders' Deficit
Additional paid in capital	15,821,043	1,709,645	749,373
Equity consideration issuable	3,773,192	0
Accumulated deficit	(4,620,565)	(2,000,196)	(828,757)
Total Stockholders' Equity (Deficit)	14,980,004	(287,989)	(76,960)
Total Liabilities and Stockholders' Equity (Deficit)	16,324,916	237	201,282
Common Stock Class A [Member]
Stockholders' Deficit
Common stock, value	2,646	2,562	$ 2,424
Common Stock Class B [Member]
Stockholders' Deficit
Common stock, value	1,188	0
Series B Preferred Shares [Member]
Stockholders' Deficit
Preferred stock, value	0	0
Series A Preferred Shares [Member]
Stockholders' Deficit
Preferred stock, value	2,455	$ 0
Series C Preferred Shares [Member]
Stockholders' Deficit
Preferred stock, value	33
Series D Preferred Shares [Member]
Stockholders' Deficit
Preferred stock, value	$ 12